Distribution of Profit (Details) ¥ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Dec. 09, 2020 CNY (¥) shares	Dec. 09, 2020 USD ($) shares	Jun. 30, 2021 CNY (¥)	Mar. 18, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Nov. 27, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Distribution of Profit (Details) [Line Items]
Dividends						¥ 156,254	$ 24,163
Dividends paid				¥ 10,434						¥ 42,300
Dividends unpaid										10,434	$ 24,163	¥ 52,734	¥ 52,734
Payments for repurchase stock | $		$ 13,713
offset historical aggregated amounts due from the Parent.					¥ 18,424
Net income			¥ 32,989
General reserve requires annual appropriation									10.00%
Percent of respective registered capital									50.00%
General reserve									¥ 5,095	4,971
Reserve percent of annual after tax profit minimum									25.00%
Education development reserve									¥ 43,965	¥ 36,620
Longwater Topco BV [Member]
Distribution of Profit (Details) [Line Items]
Stock repurchase, shares (in Shares) | shares	718,239	718,239
Stock repurchased, value (in Dollars) | $		$ 15,300
Payments for repurchase stock	¥ 89,083
Dividend Declared [Member]
Distribution of Profit (Details) [Line Items]
Dividends						¥ 157,663	$ 24,163	¥ 80,614
Dividend Paid [Member]
Distribution of Profit (Details) [Line Items]
Dividends paid								¥ 27,880